OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 4:  OTHER INTANGIBLE ASSETS, NET

	June 30, 2024	December 31, 2023
	$	$
Customer relationship & Other	155	532
IP & Technology	1,591	1,878
Capitalized software development costs	3,505	3,094

	5,251	5,504